Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Technology Portfolio
September 30, 2024
VTC-NPRT3-1124
1.807723.120
Common Stocks - 96.8%
	Shares	Value ($)
CANADA - 1.8%
Information Technology - 1.8%
IT Services - 1.8%
Shopify Inc Class A (United States) (b)	587,000	47,042,180
CHINA - 3.9%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
China Medical Technologies Inc ADR (b)(c)	300	0
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (b)(c)	94,814	49,382
TOTAL HEALTH CARE		49,382

Information Technology - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
NXP Semiconductors NV	439,304	105,437,353
TOTAL CHINA		105,486,735
FRANCE - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	24,200	5,224,795
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd (b)(c)(d)	1,314	480,162
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(c)(d)	10,921	22,497
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	3,710	1,002,756
NETHERLANDS - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
ASML Holding NV	35,500	29,531,052
TAIWAN - 2.1%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (b)(c)	94,814	0
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd	1,901,000	57,112,797
TOTAL TAIWAN		57,112,797
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Deliveroo PLC Class A (b)(e)(f)	955,100	1,972,843
UNITED STATES - 87.6%
Communication Services - 0.9%
Entertainment - 0.7%
Netflix Inc (b)	25,432	18,038,155
Interactive Media & Services - 0.2%
Reddit Inc Class A	47,385	3,123,619
Reddit Inc Class B (b)	50,659	3,339,441
		6,463,060
TOTAL COMMUNICATION SERVICES		24,501,215

Consumer Discretionary - 1.9%
Broadline Retail - 1.6%
Amazon.com Inc (b)	232,500	43,321,725
Hotels, Restaurants & Leisure - 0.3%
Airbnb Inc Class A (b)	59,600	7,557,876
TOTAL CONSUMER DISCRETIONARY		50,879,601

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Maplebear Inc	10,890	443,658
Industrials - 2.3%
Ground Transportation - 2.3%
Lyft Inc Class A (b)	180,097	2,296,237
TuSimple Holdings Inc Class A (b)	31,800	7,473
Uber Technologies Inc (b)	790,924	59,445,848
		61,749,558
Information Technology - 82.5%
Communications Equipment - 2.4%
Cisco Systems Inc	1,200,900	63,911,898
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp Class A	330,604	21,542,157
IT Services - 2.4%
Okta Inc Class A (b)	851,957	63,334,483
Semiconductors & Semiconductor Equipment - 36.3%
Astera Labs Inc (b)	203,012	10,635,799
Broadcom Inc	122,300	21,096,750
GlobalFoundries Inc (b)	1,578,935	63,552,134
Marvell Technology Inc	1,400,504	101,004,348
Micron Technology Inc	451,157	46,789,492
NVIDIA Corp	4,714,000	572,468,161
ON Semiconductor Corp (b)	1,589,493	115,413,087
Teradyne Inc	288,600	38,652,198
		969,611,969
Software - 20.0%
Convoy Inc warrants (b)(c)(d)	1,866	0
Coreweave Inc Class A (c)	9,400	7,973,268
Datadog Inc Class A (b)	328,540	37,801,812
HubSpot Inc (b)	36,733	19,527,263
Manhattan Associates Inc (b)	50,555	14,225,166
Microsoft Corp	608,700	261,923,610
OpenAI Global LLC rights (b)(c)(d)	1,521,400	1,521,400
Palantir Technologies Inc Class A (b)	287,600	10,698,720
Salesforce Inc	225,465	61,712,025
Servicenow Inc (b)	133,526	119,424,319
		534,807,583
Technology Hardware, Storage & Peripherals - 20.6%
Apple Inc	2,153,960	501,872,680
Seagate Technology Holdings PLC	134,491	14,730,799
Western Digital Corp (b)	510,820	34,883,898
		551,487,377
TOTAL INFORMATION TECHNOLOGY		2,204,695,467

TOTAL UNITED STATES		2,342,269,499
TOTAL COMMON STOCKS (Cost $1,284,036,527)		2,590,145,316

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Convoy Inc 15% 9/30/2026 (c)(d) (Cost $12,428)	12,428	0

Convertible Preferred Stocks - 1.1%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)(g)	9,903	2,467,531
INDIA - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho Series E1 (c)(d)	1,250	69,888
Meesho Series F (b)(c)(d)	17,100	972,648
		1,042,536
Information Technology - 0.1%
Software - 0.1%
Pine Labs Pvt Ltd Series 1 (b)(c)(d)(g)	3,140	1,147,419
Pine Labs Pvt Ltd Series A (b)(c)(d)(g)	785	286,855
Pine Labs Pvt Ltd Series B (b)(c)(d)(g)	854	312,069
Pine Labs Pvt Ltd Series B2 (b)(c)(d)(g)	690	252,140
Pine Labs Pvt Ltd Series C (b)(c)(d)(g)	1,284	469,199
Pine Labs Pvt Ltd Series C1 (b)(c)(d)(g)	271	99,028
Pine Labs Pvt Ltd Series D (b)(c)(d)(g)	289	105,606
		2,672,316
TOTAL INDIA		3,714,852
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	37,800	211,680
Xsight Labs Ltd Series D1 (c)(d)(g)	36,402	290,488

TOTAL ISRAEL		502,168
UNITED STATES - 0.9%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)(g)	200	47,616
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	5,260	164,585
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)	14,600	188,778
Tenstorrent Holdings Inc Series C1 (c)(d)(g)	4,586	341,107
Tenstorrent Holdings Inc Series D1 (c)(d)	4,200	331,884
Tenstorrent Holdings Inc Series D2 (c)(d)	1,677	127,653
		989,422
Industrials - 0.1%
Aerospace & Defense - 0.1%
Relativity Space Inc Series E (b)(c)(d)	174,268	3,180,391
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.2%
Enevate Corp Series E (b)(c)(d)	3,556,678	2,134,007
Vast Data Ltd Series A (c)(d)	12,260	222,764
Vast Data Ltd Series A1 (c)(d)	30,177	548,316
Vast Data Ltd Series A2 (c)(d)	34,713	630,735
Vast Data Ltd Series B (c)(d)	27,621	501,874
Vast Data Ltd Series C (c)(d)	805	14,627
Vast Data Ltd Series E (c)(d)	26,394	479,579
		4,531,902
Semiconductors & Semiconductor Equipment - 0.0%
Retym Inc Series C (b)(c)(d)(g)	50,104	434,401
SiMa Technologies Inc Series B (b)(c)(d)	85,000	555,900
SiMa Technologies Inc Series B1 (b)(c)(d)	36,016	273,722
		1,264,023
Software - 0.5%
Anthropic PBC Series B (c)(d)	78,539	2,532,883
Anthropic PBC Series D (c)(d)	79,696	2,570,196
Convoy Inc Series D (b)(c)(d)	28,479	0
Coreweave Inc Series C (c)(d)(g)	603	593,008
Databricks Inc Series G (b)(c)(d)	14,100	1,155,777
Databricks Inc Series H (b)(c)(d)	36,297	2,975,265
Databricks Inc Series I (c)(d)	479	39,264
Runway AI Inc (c)(d)	22,078	2,393,648
		12,260,041
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter Inc Series C1 (b)(c)(d)	29,615	745,706
Lightmatter Inc Series C2 (c)(d)	4,652	136,535
		882,241
Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	56,576	1,561,498
TOTAL UNITED STATES		24,881,719
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $32,466,445)		31,566,270

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(g)	184,951	200,358
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	112,562	116,829
TOTAL INFORMATION TECHNOLOGY		317,187

TOTAL PREFERRED SECURITIES (Cost $297,513)		317,187

TOTAL INVESTMENT IN SECURITIES - 97.9% (Cost $1,316,812,913)	2,622,028,773
NET OTHER ASSETS (LIABILITIES) - 2.1%	54,945,448
NET ASSETS - 100.0%	2,676,974,221

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,907,516 or 1.2% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,972,843 or 0.1% of net assets.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,972,843 or 0.1% of net assets.

(g)	Security is perpetual in nature with no stated maturity date.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	186,308

Anthropic PBC Series B	3/22/24	2,450,784

Anthropic PBC Series D	5/31/24	2,391,239

ByteDance Ltd Series E1	11/18/20	1,085,113

Convoy Inc 15% 9/30/2026	3/24/23	12,428

Convoy Inc Series D	10/30/19	385,606

Convoy Inc warrants	3/24/23	0

Coreweave Inc Series C	5/17/24	469,767

Databricks Inc Series G	2/01/21	833,629

Databricks Inc Series H	8/31/21	2,667,254

Databricks Inc Series I	9/14/23	35,207

Diamond Foundry Inc Series C	3/15/21	1,357,824

Discord Inc Series I	9/15/21	110,125

Enevate Corp 6%	11/02/23	184,951

Enevate Corp Series E	1/29/21	3,943,236

GoBrands Inc Series G	3/02/21	1,313,513

Lightmatter Inc Series C1	5/19/23	487,368

Lightmatter Inc Series C2	12/18/23	120,960

Meesho Series E1	4/18/24	70,000

Meesho Series F	9/21/21	1,311,096

OpenAI Global LLC rights	9/30/24	1,521,400

Pine Labs Pvt Ltd	6/30/21	489,938

Pine Labs Pvt Ltd Series 1	6/30/21	1,170,780

Pine Labs Pvt Ltd Series A	6/30/21	292,695

Pine Labs Pvt Ltd Series B	6/30/21	318,422

Pine Labs Pvt Ltd Series B2	6/30/21	257,273

Pine Labs Pvt Ltd Series C	6/30/21	478,752

Pine Labs Pvt Ltd Series C1	6/30/21	101,045

Pine Labs Pvt Ltd Series D	6/30/21	107,757

Relativity Space Inc Series E	5/27/21	3,979,427

Retym Inc Series C	5/17/23 - 6/20/23	389,899

Runway AI Inc	9/06/24	2,393,648

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 7/05/24	112,562

SiMa Technologies Inc Series B	5/10/21	435,829

SiMa Technologies Inc Series B1	4/25/22 - 10/17/22	255,386

Tenstorrent Holdings Inc Series C1	4/23/21	272,690

Tenstorrent Holdings Inc Series D1	7/16/24	331,071

Tenstorrent Holdings Inc Series D2	7/17/24	127,418

Vast Data Ltd Series A	11/28/23	134,860

Vast Data Ltd Series A1	11/28/23	331,947

Vast Data Ltd Series A2	11/28/23	381,843

Vast Data Ltd Series B	11/28/23	303,831

Vast Data Ltd Series C	11/28/23	8,855

Vast Data Ltd Series E	11/28/23	580,668

Xsight Labs Ltd Series D	2/16/21	302,249

Xsight Labs Ltd Series D1	1/11/24	291,070

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	114,162,541	559,622,608	673,787,506	2,328,806	2,357	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	-	76,262,835	76,262,835	34,366	-	-	-	0.0%
Total	114,162,541	635,885,443	750,050,341	2,363,172	2,357	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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